Exhibit 99.1

Flagship Credit Auto Trust 2020-3

Automobile Receivables Backed Notes

Sample Automobile Loan Contract Agreed-Upon Procedures

Report To:

FCA Asset Securities LLC

FC Funding LLC

20 July 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

FCA Asset Securities LLC

FC Funding LLC

3 Christy Drive, Suite 201

Chadds Ford, Pennsylvania 19317

Re:	Flagship Credit Auto Trust 2020-3 (the “Issuing Entity”)

Automobile Receivables Backed Notes (the “Notes”)

Sample Automobile Loan Contract Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by FCA Asset Securities LLC (the “Depositor”), FC Funding LLC (the “Sponsor”), Deutsche Bank Securities Inc. (“Deutsche Bank Securities”) and J.P. Morgan Securities LLC (“J.P. Morgan,” together with the Depositor, Sponsor and Deutsche Bank Securities, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a pool of sub-prime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Automobile Loan Contracts”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.

Labeled “RA_Pool_2020-3_Datatape_CutOff_06.30.2020 (No Summary).xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain sub-prime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Preliminary Automobile Loan Contracts”) as of 30 June 2020 (the “Preliminary Cutoff Date”) that are expected to be representative of the Automobile Loan Contracts and

ii.

Labeled “FCAT_2015-2_Datatape_06302015.xlsx” and the corresponding record layout and decode information, as applicable (the “2015-2 Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain sub-prime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “2015-2 Automobile Loan Contracts”) as of 30 June 2015 (the “2015-2 Cutoff Date”),

b.	Imaged copies of:

i.

The retail installment sale(s) contract, motor vehicle retail installment sale(s) contract, simple interest vehicle contract, note and security agreement, assignment of installment contract and amendment, correction letter and/or re-amortization letter (collectively and as applicable, the “Contract”),

ii.	Certain printed screen shots from the Sponsor’s (or an affiliate’s of the Sponsor) servicing system (the “Servicing System Screen Shots”),

iii.	Certain printed screen shots from the Sponsor’s (or an affiliate’s of the Sponsor) origination system, as applicable (the “Origination System Screen Shots”),

iv.	The certificate of title or other related documents (collectively and as applicable, the “Title”),

v.	The usury adjustment tool screen shot, as applicable (the “Usury Adjustment Tool”) and

vi.

Certain printed screen shots from the Sponsor’s (or an affiliate’s of the Sponsor) loan operating system, as applicable (the “Loan Operating System Screen Shots,” together with the Contract, Servicing System Screen Shots, Origination System Screen Shots, Title and Usury Adjustment Tool, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Automobile Loan Contract (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Preliminary Data File, 2015-2 Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the 2015-2 Data File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Automobile Loan Contracts, 2015-2 Automobile Loan Contracts or Automobile Loan Contracts, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Automobile Loan Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Automobile Loan Contracts,

iii.	Whether the originator(s) of the Automobile Loan Contracts complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Automobile Loan Contracts that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 July 2020

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 215 Preliminary Automobile Loan Contracts from the Preliminary Data File (the “Sample Automobile Loan Contracts”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Automobile Loan Contracts or the methodology they instructed us to use to select the Sample Automobile Loan Contracts from the Preliminary Data File.

For the purpose of the procedures described in this report, the 215 Sample Automobile Loan Contracts are referred to as Sample Automobile Loan Contract Numbers 1 through 215.

2.

For each Sample Automobile Loan Contract, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Document(s), subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A and the additional instruction(s) described in the succeeding paragraph(s) of this Item. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

The Sponsor, on behalf of the Depositor, was unable to provide the Origination System Screen Shots for Sample Automobile Loan Contracts with a platform value of “CFC,” as shown on the Preliminary Data File (each, a “Sample CFC Automobile Loan Contract”). The Sponsor, on behalf of the Depositor, instructed us not to compare the FICO score and original loan-to-value ratio Sample Characteristics for each Sample CFC Automobile Loan Contract.

Attachment A Page 2 of 2

3.

For each sub-prime automobile loan contract with a platform value of “CFC,” as shown on the Preliminary Data File (each, a “Preliminary CFC Automobile Loan Contract”), we compared the VIN, as shown on the Preliminary Data File, to the corresponding VIN, as shown on the 2015-2 Data File, and noted that:

a.	204 of the Preliminary CFC Automobile Loan Contracts were included on both the Preliminary Data File and 2015-2 Data File and

b.	All of the Sample CFC Automobile Loan Contracts were included on the 2015-2 Data File.

As instructed by the Sponsor, on behalf of the Depositor, for the 204 Preliminary CFC Automobile Loan Contracts included on the Preliminary Data File, we compared the:

a.	FICO score and

b.	Original loan-to-value ratio

Sample Characteristics, both as shown on the Preliminary Data File, to the corresponding information on the 2015-2 Data File. All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Contract ID	CSC_ID	Servicing System Screen Shots or Origination System Screen Shots	i.

Platform	org	Contract or Title	ii.

Note date	ContractDate	Contract, Title or Servicing System Screen Shots	iii.

Vehicle identification number	VIN	Contract, Title or Origination System Screen Shots	ii., iv.

Original amount financed	OriginalAmtFinanced	Contract or Servicing System Screen Shots	v.

Original interest rate/APR	OriginalRate	Contract, Usury Adjustment Tool, Servicing System Screen Shots or Origination System Screen Shots	vi., vii.

Original monthly payment amount	OriginalPayment	Contract, Usury Adjustment Tool, Servicing System Screen Shots or Origination System Screen Shots	vi., viii.

Original term (months)	OriginalTerm	Contract or Servicing System Screen Shots	ix.

Model year	ModelYr	Contract or Servicing System Screen Shots	x.

Model	Model	Contract or Servicing System Screen Shots	xi.

Customer state	CustomerState	Servicing System Screen Shots or Origination System Screen Shots	xii., xiii.

Current principal balance	CurrentPrincipalBalance	Servicing System Screen Shots	xii.

Number of deferred payments (extensions)	NumberOfExtensions	Servicing System Screen Shots	xii.

Number of times delinquent 30 days	NTD30_59	Servicing System Screen Shots	xii.

Maturity date	MaturityDate	Servicing System Screen Shots	xii.

Exhibit 1 to Attachment A

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

FICO score	HighFico	Origination System Screen Shots or Loan Operating System Screen Shots	xiv.

Original loan-to-value ratio	BookLTV	(a) Contract or Servicing System Screen Shots and Origination System Screen Shots and recalculation or (b) Contract, Loan Operating System Screen Shots and recalculation	xv.

Remaining term (months)	RemainingTerm	Contract and/or Servicing System Screen Shots and recalculation	xii., xvi.

Bankruptcy and repossession	BKRepo_Flag	Servicing System Screen Shots	xii., xvii.

Product type	Product	Origination System Screen Shots or Contract	xviii.

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the indicated Sample Characteristics for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Data File agreed with the corresponding information on at least one of the Contract or Title, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist relating to the information shown in the Contract and Title.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation or truncation.

Exhibit 1 to Attachment A

Notes: (continued)

iii.

For the purpose of comparing the note date Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Data File agreed with the corresponding information on at least one of the Contract, Title or Servicing System Screen Shots. We performed no procedures to reconcile any differences that may exist relating to the information shown in the Contract, Title and Servicing System Screen Shots.

iv.

For the purpose of comparing the vehicle identification number Sample Characteristic for each Sample Automobile Loan Contract (except for Sample Automobile Loan Contract Number 84), the Sponsor, on behalf of the Depositor, instructed us to use the Contract or Title as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the vehicle identification number Sample Characteristic for Sample Automobile Loan Contract Number 84, the Sponsor, on behalf of the Depositor, instructed us to use the Origination System Screen Shots as the Source Document.

v.

For the purpose of comparing the original amount financed Sample Characteristic for each Sample Automobile Loan Contract (except for (a) the Sample FCA Direct Automobile Loan Contracts (as defined in the succeeding paragraph(s) of this note) and (b) Sample Automobile Loan Contract Number 84), the Sponsor, on behalf of the Depositor, instructed us to use the amount financed, as shown in the Contract.

For the purpose of comparing the original amount financed Sample Characteristic for each Sample Automobile Loan Contract with a:

a.	Platform value of “FCA” and

b.	Product type value of “Direct Auto Retail,”

both as shown on the Preliminary Data File (each, a “Sample FCA Direct Automobile Loan Contract”), the Sponsor, on behalf of the Depositor, instructed us to use the principal amount, as shown in the Contract.

For the purpose of comparing the original amount financed Sample Characteristic for Sample Automobile Loan Contract Number 84, the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

vi.

For the purpose of comparing the indicated Sample Characteristics for each Sample Automobile Loan Contract (except for the Sample FCA Direct Automobile Loan Contracts), the Sponsor, on behalf of the Depositor, instructed us to use the Usury Adjustment Tool as the Source Document if either the original interest rate/APR value or original monthly payment amount value, both as shown on the Preliminary Data File, is different than either the annual percentage rate or original monthly payment amount, respectively, both as shown in the Contract (and in accordance with any other applicable note(s)).

vii.

For the purpose of comparing the original interest rate/APR Sample Characteristic for each Sample Automobile Loan Contract (except for (a) the Sample FCA Direct Automobile Loan Contracts and (b) Sample Automobile Loan Contract Numbers 9, 15, 53, 57, 84, 127, 178, 185, 202, 207 and 210), the Sponsor, on behalf of the Depositor, instructed us to use the annual percentage rate, as shown in the Contract or Usury Adjustment Tool (and in accordance with any other applicable note(s)).

For the purpose of comparing the original interest rate/APR Sample Characteristic for each Sample FCA Direct Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to use the contract rate, as shown in the Contract.

For the purpose of comparing the original interest rate/APR Sample Characteristic for Sample Automobile Loan Contract Numbers 9, 15, 53, 57, 84, 178, 185, 202, 207 and 210, the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source Document.

For the purpose of comparing the original interest rate/APR Sample Characteristic for Sample Automobile Loan Contract Number 127, the Sponsor, on behalf of the Depositor, instructed us to use the Origination System Screen Shots as the Source Document.

viii.

For the purpose of comparing the original monthly payment amount Sample Characteristic for each Sample Automobile Loan Contract (except for (a) the Sample FCA Direct Automobile Loan Contracts and (b) Sample Automobile Loan Contract Numbers 9, 15, 53, 57, 84, 127, 140, 178, 185, 202, 207 and 210), the Sponsor, on behalf of the Depositor, instructed us to use the original monthly payment amount, as shown in the Contract or Usury Adjustment Tool (and in accordance with any other applicable note(s)).

For the purpose of comparing the original monthly payment amount Sample Characteristic for each Sample FCA Direct Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to use the original monthly payment amount, as shown in the Contract.

Exhibit 1 to Attachment A

Notes: (continued)

viii.	(continued)

For the purpose of comparing the original monthly payment amount Sample Characteristic for Sample Automobile Loan Contract Numbers 9, 15, 53, 57, 84, 178, 185, 202, 207 and 210, the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source Document.

For the purpose of comparing the original monthly payment amount Sample Characteristic for Sample Automobile Loan Contract Numbers 127 and 140, the Sponsor, on behalf of the Depositor, instructed us to use the Origination System Screen Shots as the Source Document.

ix.

For the purpose of comparing the original term (months) Sample Characteristic for each Sample Automobile Loan Contract (except for Sample Automobile Loan Contract Number 84), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the original term (months) Sample Characteristic for Sample Automobile Loan Contract Number 84, the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source Document.

x.

For the purpose of comparing the model year Sample Characteristic for each Sample Automobile Loan Contract (except for Sample Automobile Loan Contract Number 84), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the model year Sample Characteristic for Sample Automobile Loan Contract Number 84, the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source Document.

xi.

For the purpose of comparing the model Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Data File agreed with the corresponding information on at least one of the Contract or Servicing System Screen Shots, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note. We performed no procedures to reconcile any differences that may exist relating to the information shown in the Contract and Servicing System Screen Shots.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation or truncation.

Exhibit 1 to Attachment A

Notes: (continued)

xii.

The Sponsor, on behalf of the Depositor, indicated that certain of the Servicing System Screen Shots contained account activity that occurred after the Preliminary Cutoff Date. For the purpose of using the Servicing System Screen Shots, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown in the Servicing System Screen Shots that occurred on or prior to the Preliminary Cutoff Date.

xiii.

For the purpose of comparing the customer state Sample Characteristic for each Sample Automobile Loan Contract (except for Sample Automobile Loan Contract Number 100), the Sponsor, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the customer state Sample Characteristic for Sample Automobile Loan Contract Number 100, the Sponsor, on behalf of the Depositor, instructed us to use the Origination System Screen Shots as the Source Document.

xiv.

For the purpose of comparing the FICO score Sample Characteristic for each Sample Automobile Loan Contract (except for (a) Sample Automobile Loan Contract Numbers 10 and 12, (b) the Sample Automobile Loan Contracts described in the succeeding paragraph(s) of this note and (c) each Sample CFC Automobile Loan Contract), the Sponsor, on behalf of the Depositor, instructed us to note agreement if the FICO score value, as shown on the Preliminary Data File, agreed with at least one FICO score, as shown in the Origination System Screen Shots. We performed no procedures to reconcile any differences that may exist relating to the information shown in the Origination System Screen Shots.

For the purpose of comparing the FICO score Sample Characteristic for Sample Automobile Loan Contract Numbers 10 and 12, the Sponsor, on behalf of the Depositor, instructed us to use the Loan Operating System Screen Shots as the Source Document.

The Sponsor, on behalf of the Depositor, instructed us not to compare the FICO score Sample Characteristic for Sample Automobile Loan Contracts with a FICO score value of “0,” as shown on the Preliminary Data File.

Exhibit 1 to Attachment A

Notes: (continued)

xv.

For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Automobile Loan Contract (except for (a) Sample Automobile Loan Contract Numbers 10 and 12 and (b) each Sample CFC Automobile Loan Contract), the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

a.	Dividing the:

(1)	Original amount financed, as shown in the Contract or Servicing System Screen Shots (and in accordance with any other applicable note(s)),

by

(2)	Total value, market value, contract vehicle MSRP or calculated wholesale value, as applicable, as shown in the Origination System Screen Shots,

and

b.	Rounding the resulting percentage obtained above to the second decimal place (XX.XX%).

For the purpose of comparing the original loan-to-value ratio Sample Characteristic for Sample Automobile Loan Contract Numbers 10 and 12, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

a.	Dividing the:

(1)	Original amount financed, as shown in the Contract,

by

(2)	Trade value, as shown in the Loan Operating System Screen Shots,

and

b.	Rounding the resulting percentage obtained above to the second decimal place (XX.XX%).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

xvi.

For the purpose of comparing the remaining term (months) Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term (months) by:

a.	Subtracting the:

(1)	Number of payments made, as shown in the Servicing System Screen Shots (and in accordance with any other applicable note(s)),

from

(2)	Original term (months), as shown in the Contract or Servicing System Screen Shots (and in accordance with any other applicable note(s)),

and

b.	Adding the number of deferred payments (extensions), as shown in the Servicing System Screen Shots (and in accordance with any other applicable note(s)), to the result obtained above.

Exhibit 1 to Attachment A

Notes: (continued)

xvii.

For the purpose of comparing the bankruptcy and repossession Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, indicated that a bankruptcy and repossession value of “None,” as shown on the Preliminary Data File, corresponds to a bankruptcy and repossession value of “0,” “07” or “X,” as shown in the Servicing System Screen Shots (and in accordance with any other applicable note(s)).

xviii.

For the purpose of comparing the product type Sample Characteristic for each Sample Automobile Loan Contract with a platform value of “FCA,” as shown on the Preliminary Data File, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a product type value of:

a.

“Direct Auto Retail,” as shown on the Preliminary Data File, if the corresponding dealer, as shown in the Origination System Screen Shots, was “Open Road Lending,” “National Auto Loan Network,” “Innovative Funding Services” or “Rate Genius Lending” and

b.

“Indirect Auto Retail,” as shown on the Preliminary Data File, if the corresponding dealer, as shown in the Origination System Screen Shots, was not “Open Road Lending,” “National Auto Loan Network,” “Innovative Funding Services” or “Rate Genius Lending.”

For the purpose of comparing the product type Sample Characteristic for each Sample CFC Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a product type value of:

a.	“Direct Auto Retail,” as shown on the Preliminary Data File, if the corresponding dealer, as shown in the Contract, was “CarFinance Capital LLC” and

b.	“Indirect Auto Retail,” as shown on the Preliminary Data File, if the corresponding dealer, as shown in the Contract, was not “CarFinance Capital LLC.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Automobile Loan Contract Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
69	Model	RAM	1500
85	Model	RAM	1500 Crew Cab
103	Model	RAM	2500 Crew Cab
115	Model	RAM	1500 SLT
120	Model	RAM	1500
157	Model	RAM	2500 Crew Cab